Leases - Schedule of Supplemental Balance Sheet Information Related to Leases (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating lease ROU assets	$ 873,800	$ 1,132,700
Total ROU Liabilities	841,700	1,115,500
Property and equipment, at cost	1,411,100	983,400
Accumulated depreciation	140,400	250,500
Property and equipment, net	1,270,700	732,900
Total Finance lease liabilities	$ 999,400	$ 520,700